Contract Liabilities and Advances from Customers	12 Months Ended
Dec. 31, 2021
Deferred Income Including Contract Liabilities [Abstract]
Contract liabilities and advances from customers

35. Contract liabilities and advances from customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Contract Liabilities	18,771	5,031
Advances from customers	23,616	48,361
Total contract liabilities and advances from customers	42,387	53,392

Current	42,387	53,392
Non-current	—	—

Contract liabilities relate to ongoing customer-specific construction contracts of the Engineering System Division and of the In-vitro diagnostic business. The Group has contract net liabilities of EUR 18,771 thousand and EUR 5,031 thousand as at December 31, 2021 and December 31, 2020 respectively. Contract assets gross amounts to EUR 27,504 thousand (EUR 10,828 thousand in 2020), net of invoices issues of EUR 46,275 thousand (EUR 15,859 thousand in 2020).

Advances from customers relate to sales whose revenues are recognized at point in time.